UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

    BlackRock Disciplined Small Cap Core Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

    East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
DigitalGlobe, Inc. (a)	1,290	$34,946
Engility Holdings, Inc. (a)	2,748	82,440
HEICO Corp., Class A	1,265	71,953
Vectrus, Inc. (a)	1,813	61,171

		250,510
Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A (a)	4,766	194,215
Radiant Logistics, Inc. (a)	7,471	21,815
XPO Logistics, Inc. (a)	381	13,640

		229,670
Airlines — 0.2%
Hawaiian Holdings, Inc. (a)	1,060	49,799
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	690	11,827
Cooper Standard Holding, Inc. (a)	903	89,442
Drew Industries, Inc.	154	15,685
Horizon Global Corp. (a)	890	15,860
Lear Corp.	333	38,725
Tenneco, Inc. (a)	4,028	224,883
Tower International, Inc.	522	12,685

		409,107
Banks — 10.3%
Banc of California, Inc.	904	20,177
Bank of the Ozarks, Inc.	1,975	77,381
Berkshire Hills Bancorp, Inc.	150	4,183
Camden National Corp.	962	44,483
Cascade Bancorp (a)	273	1,643
Central Pacific Financial Corp.	10,065	257,563
Eagle Bancorp, Inc. (a)	900	46,584
Enterprise Financial Services Corp.	2,016	62,093
Fidelity Southern Corp.	2,576	46,239
First Busey Corp.	572	13,356
First Midwest Bancorp, Inc.	200	3,914
Glacier Bancorp, Inc.	723	21,647
Great Western Bancorp, Inc.	2,015	68,994
Heritage Financial Corp.	460	8,501
Home BancShares, Inc.	9,019	211,045
MBT Financial Corp.	416	3,528
Mercantile Bank Corp.	1,062	28,462
Republic Bancorp, Inc., Class A	3,935	125,959
Seacoast Banking Corp. (a)	2,091	34,397
Sierra Bancorp	3,091	56,349
South State Corp.	3,259	247,651
TriCo Bancshares	1,639	44,319
Umpqua Holdings Corp.	3,171	52,068
Union Bankshares Corp.	3,155	87,804
United Community Banks, Inc.	9,491	199,121
Webster Financial Corp.	7,252	280,145
Wintrust Financial Corp.	5,080	282,346

		2,329,952
Beverages — 0.3%
Primo Water Corp. (a)	6,533	75,652

Common Stocks	Shares	Value
Biotechnology — 4.7%
Achillion Pharmaceuticals, Inc. (a)	6,729	$55,582
Acorda Therapeutics, Inc. (a)	1,053	25,356
Aduro Biotech, Inc. (a)	2,045	28,814
Applied Genetic Technologies Corp. (a)	1,447	18,493
Aptevo Therapeutics, Inc. (a)	795	2,162
aTyr Pharma, Inc. (a)	4,150	12,118
Calithera Biosciences, Inc. (a)	750	2,325
Cepheid, Inc. (a)	2,209	75,813
Cidara Therapeutics, Inc. (a)	1,638	18,952
Coherus Biosciences, Inc. (a)	428	12,742
Corvus Pharmaceuticals, Inc. (a)	425	5,801
CytomX Therapeutics, Inc. (a)	1,514	17,759
Dyax Corp. — CVR (a)	835	927
Edge Therapeutics, Inc. (a)	153	1,360
Emergent BioSolutions, Inc. (a)	500	13,325
Enanta Pharmaceuticals, Inc. (a)	87	1,913
Enzon Pharmaceuticals, Inc.	8,051	3,059
Exact Sciences Corp. (a)	924	17,066
Exelixis, Inc. (a)	3,215	35,847
FibroGen, Inc. (a)	3,184	55,115
Five Prime Therapeutics, Inc. (a)	1,102	48,466
Genomic Health, Inc. (a)	1,909	50,531
Immune Design Corp. (a)	272	1,918
Infinity Pharmaceuticals, Inc. (a)	18,068	27,463
Insys Therapeutics, Inc. (a)(b)	2,037	29,068
Ironwood Pharmaceuticals, Inc. (a)	1,230	16,408
Kindred Biosciences, Inc. (a)	5,805	24,091
Lexicon Pharmaceuticals, Inc. (a)	1,449	20,112
Merrimack Pharmaceuticals, Inc. (a)	8,560	39,547
Myriad Genetics, Inc. (a)	2,076	42,267
Natera, Inc. (a)	1,963	19,532
Nivalis Therapeutics, Inc. (a)	1,611	10,294
Ophthotech Corp. (a)	432	22,814
PDL BioPharma, Inc.	13,265	38,601
Pfenex, Inc. (a)	954	6,897
Portola Pharmaceuticals, Inc. (a)	541	11,015
Puma Biotechnology, Inc. (a)	440	26,026
Raptor Pharmaceutical Corp. (a)	6,929	51,621
Retrophin, Inc. (a)	399	6,392
Rigel Pharmaceuticals, Inc. (a)	12,366	41,673
Selecta Biosciences, Inc. (a)	485	5,825
Seres Therapeutics, Inc. (a)	262	2,743
Spectrum Pharmaceuticals, Inc. (a)	6,486	34,441
Strongbridge Biopharma PLC (a)	492	2,342
Ultragenyx Pharmaceutical, Inc. (a)	74	4,878
United Therapeutics Corp. (a)	120	14,674
Vanda Pharmaceuticals, Inc. (a)	2,114	32,513
Voyager Therapeutics, Inc. (a)	1,794	21,833
Xencor, Inc. (a)	297	6,276

		1,064,790
Building Products — 2.4%
Apogee Enterprises, Inc.	4,019	194,520
Continental Building Products, Inc. (a)	4,603	102,233
NCI Building Systems, Inc. (a)	1,062	16,079
Ply Gem Holdings, Inc. (a)	928	12,964
Universal Forest Products, Inc.	1,987	216,881

		542,677

Portfolio Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK FUNDS	AUGUST 31, 2016	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Capital Markets — 0.7%
Ashford, Inc. (a)	226	$10,170
Evercore Partners, Inc., Class A	2,158	110,576
OM Asset Management PLC	1,188	16,038
Pzena Investment Management, Inc., Class A	286	2,219
Waddell & Reed Financial, Inc., Class A	614	11,420

		150,423
Chemicals — 3.3%
Chemtura Corp. (a)	3,294	98,787
GCP Applied Technologies, Inc. (a)	6,046	176,906
Innospec, Inc.	125	7,410
OMNOVA Solutions, Inc. (a)	10,891	108,910
PolyOne Corp.	7,621	262,696
Stepan Co.	556	39,065
Trinseo SA (a)	923	53,405

		747,179
Commercial Services & Supplies — 3.1%
ACCO Brands Corp. (a)	753	7,530
ARC Document Solutions, Inc. (a)	7,569	25,583
Casella Waste Systems, Inc., Class A (a)	2,658	24,161
Herman Miller, Inc.	1,947	70,228
HNI Corp.	214	11,950
InnerWorkings, Inc. (a)	6,833	60,609
Knoll, Inc.	7,408	196,016
Quad/Graphics, Inc.	257	6,962
Steelcase, Inc., Class A	14,067	210,161
Tetra Tech, Inc.	2,371	83,696

		696,896
Communications Equipment — 1.6%
Black Box Corp.	760	10,602
Ciena Corp. (a)	2,986	64,050
Digi International, Inc. (a)	1,685	19,327
NETGEAR, Inc. (a)	1,966	112,062
Ubiquiti Networks, Inc. (a)	3,021	155,279

		361,320
Construction & Engineering — 0.8%
Comfort Systems U.S.A., Inc.	2,615	74,240
EMCOR Group, Inc.	1,142	65,391
MasTec, Inc. (a)	1,231	36,253

		175,884
Consumer Finance — 0.3%
Cash America International, Inc.	224	9,751
Consumer Portfolio Services, Inc. (a)	5,013	19,250
Enova International, Inc. (a)	4,931	47,288

		76,289
Distributors — 0.4%
Core-Mark Holding Co., Inc.	2,240	85,456
Diversified Consumer Services — 0.5%
Apollo Education Group Inc. (a)	1,094	9,704
Ascent Capital Group, Inc., Class A (a)	986	22,885
K12, Inc. (a)	5,869	70,135
Regis Corp. (a)	587	7,379
Weight Watchers International, Inc. (a)(b)	146	1,534

		111,637
Diversified Telecommunication Services — 0.5%
FairPoint Communications, Inc. (a)	1,570	21,886
Inteliquent, Inc.	4,199	69,871
Ooma, Inc. (a)	416	3,632
Vonage Holdings Corp. (a)	3,409	19,806

		115,195

Common Stocks	Shares	Value
Electric Utilities — 0.5%
IDACORP, Inc.	1,060	$80,634
Spark Energy, Inc., Class A	746	21,626

		102,260
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc. (a)	3,187	52,107
General Cable Corp.	1,564	25,227

		77,334
Electronic Equipment, Instruments & Components — 4.2%
Belden, Inc.	1,194	89,060
Control4 Corp. (a)	2,535	28,012
Electro Scientific Industries, Inc. (a)	591	3,292
Fabrinet (a)	969	37,617
II-VI, Inc. (a)	1,972	41,787
Key Tronic Corp. (a)	3,413	25,632
PC Connection, Inc.	1,170	30,502
Rofin-Sinar Technologies, Inc. (a)	345	11,043
Sanmina Corp. (a)	6,115	160,702
SYNNEX Corp.	1,898	201,511
Tech Data Corp. (a)	3,904	289,833
Vishay Intertechnology, Inc.	1,866	26,423

		945,414
Energy Equipment & Services — 1.1%
Aspen Aerogels, Inc. (a)	3,782	18,570
C&J Energy Services Ltd. (a)	1,045	381
Dawson Geophysical Co. (a)	1,992	14,362
Exterran Corp. (a)	178	2,515
Gulf Island Fabrication, Inc.	6,859	60,359
Helix Energy Solutions Group, Inc. (a)	5,399	40,493
Matrix Service Co. (a)	1,933	35,741
McDermott International, Inc. (a)	6,978	36,495
Pioneer Energy Services Corp. (a)	2,996	9,977
Unit Corp. (a)	1,561	26,677

		245,570
Food & Staples Retailing — 0.6%
Performance Food Group Co. (a)	2,382	61,217
SpartanNash Co.	2,261	72,397

		133,614
Food Products — 1.7%
Amplify Snack Brands, Inc. (a)	427	7,228
Cal-Maine Foods, Inc. (b)	2,075	95,325
Dean Foods Co.	12,944	222,766
Fresh Del Monte Produce, Inc.	1,102	64,103

		389,422
Gas Utilities — 1.1%
Southwest Gas Corp.	3,529	246,395
Health Care Equipment & Supplies — 4.3%
Cantel Medical Corp.	919	69,486
Cutera, Inc. (a)	3,830	41,747
Cynosure, Inc., Class A (a)	1,588	82,719
Exactech, Inc. (a)	623	17,313
Halyard Health, Inc. (a)	1,476	53,800
Lantheus Holdings, Inc. (a)	3,849	36,642
LeMaitre Vascular, Inc.	2,960	54,405
Masimo Corp. (a)	7,035	416,050
NuVasive, Inc. (a)	1,458	95,455
NxStage Medical, Inc. (a)	1,064	24,323
Orthofix International NV (a)	1,245	56,162
RTI Surgical, Inc. (a)	5,322	17,084
STERIS PLC	41	2,898

2	BLACKROCK FUNDS	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	130	$10,638

		978,722
Health Care Providers & Services — 1.8%
Alliance HealthCare Services, Inc. (a)	3,004	18,925
American Renal Associates Holdings, Inc. (a)	205	4,352
AMN Healthcare Services, Inc. (a)	1,131	40,976
Five Star Quality Care, Inc. (a)	21,593	45,777
Nobilis Health Corp. (a)	957	3,349
Surgical Care Affiliates, Inc. (a)	99	4,084
U.S. Physical Therapy, Inc.	643	40,541
VCA, Inc. (a)	2,783	197,064
WellCare Health Plans, Inc. (a)	534	60,182

		415,250
Health Care Technology — 0.2%
Vocera Communications, Inc. (a)	2,158	35,175
Hotels, Restaurants & Leisure — 3.0%
BJ’s Restaurants, Inc. (a)	465	18,470
Bloomin’ Brands, Inc.	165	3,224
Bravo Brio Restaurant Group, Inc. (a)	3,948	18,556
Carrols Restaurant Group, Inc. (a)	8,229	110,762
Del Frisco’s Restaurant Group, Inc. (a)	385	5,794
Denny’s Corp. (a)	627	6,552
Isle of Capri Casinos, Inc. (a)	3,318	57,567
J. Alexander’s Holdings, Inc. (a)	3,368	33,579
Lindblad Expeditions Holdings, Inc. (a)	5,597	52,556
Papa John’s International, Inc.	1,155	86,429
Red Rock Resorts, Inc., Class A	3,157	71,159
Vail Resorts, Inc.	1,405	222,594

		687,242
Household Durables — 1.2%
Century Communities, Inc. (a)	710	13,980
Installed Building Products, Inc. (a)	792	26,437
La-Z-Boy, Inc.	912	24,323
TopBuild Corp. (a)	3,593	122,593
TRI Pointe Group, Inc. (a)	5,301	71,882
ZAGG, Inc. (a)	2,568	18,669

		277,884
Household Products — 0.3%
Central Garden & Pet Co. (a)	2,792	71,699
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Yield PLC	2,885	54,555
Ormat Technologies, Inc.	1,059	51,256

		105,811
Insurance — 1.3%
Argo Group International Holdings Ltd.	89	5,050
Baldwin & Lyons, Inc., Class B	283	7,143
CNO Financial Group, Inc.	3,219	52,309
Crawford & Co., Class B	1,719	19,493
Donegal Group, Inc., Class A	348	5,599
Fidelity & Guaranty Life	152	3,618
Genworth Financial, Inc., Class A (a)	4,306	20,367
Horace Mann Educators Corp.	541	19,774
Maiden Holdings Ltd.	6,914	95,482
Selective Insurance Group, Inc.	630	25,137
State National Cos., Inc.	1,313	13,353
United Insurance Holdings Corp.	225	3,544
Universal Insurance Holdings, Inc.	941	23,318

		294,187
Internet & Catalog Retail — 0.2%
EVINE Live, Inc. (a)	1,781	3,152

Common Stocks	Shares	Value
Internet & Catalog Retail (continued)
Overstock.com, Inc. (a)	1,913	$29,479
U.S. Auto Parts Network, Inc. (a)	1,159	4,335

		36,966
Internet Software & Services — 2.9%
Bankrate, Inc. (a)	2,063	16,174
Brightcove, Inc. (a)	964	12,426
Carbonite, Inc. (a)	1,704	23,788
Cvent, Inc. (a)	166	5,425
EarthLink Holdings Corp.	25,022	159,390
Everyday Health, Inc. (a)	5,142	39,388
LogMeIn, Inc.	997	83,249
NIC, Inc.	6,058	139,213
QuinStreet, Inc. (a)	10,198	31,206
Rocket Fuel, Inc. (a)	5,731	17,193
Web.com Group, Inc. (a)	3,969	69,299
Wix.com Ltd. (a)	1,214	50,769

		647,520
IT Services — 2.2%
Convergys Corp.	4,867	145,183
Euronet Worldwide, Inc. (a)	816	63,330
Hackett Group, Inc.	7,361	120,352
Net 1 UEPS Technologies, Inc. (a)	1,321	12,906
ServiceSource International, Inc. (a)	778	3,937
Travelport Worldwide Ltd.	842	11,561
Unisys Corp. (a)	13,884	140,228

		497,497
Leisure Products — 0.9%
Brunswick Corp.	942	43,323
Johnson Outdoors, Inc., Class A	2,224	74,838
Marine Products Corp.	2,028	18,069
MCBC Holdings, Inc.	2,676	31,951
Nautilus, Inc. (a)	1,180	27,482

		195,663
Life Sciences Tools & Services — 0.6%
INC Research Holdings, Inc., Class A (a)	1,224	53,403
PAREXEL International Corp. (a)	340	23,130
PRA Health Sciences, Inc. (a)	1,187	60,003

		136,536
Machinery — 2.6%
Accuride Corp. (a)	7,858	13,280
Briggs & Stratton Corp.	118	2,243
Commercial Vehicle Group, Inc. (a)	1,263	6,808
Global Brass & Copper Holdings, Inc.	104	2,919
Greenbrier Cos., Inc.	2,291	77,642
John Bean Technologies Corp.	1,889	129,736
Joy Global, Inc.	1,260	34,373
Lydall, Inc. (a)	328	15,757
Miller Industries, Inc.	1,989	43,977
Mueller Water Products, Inc., Class A	869	10,506
SPX FLOW, Inc. (a)	1,879	55,261
Supreme Industries, Inc., Class A	1,284	22,136
Wabash National Corp. (a)	6,626	92,433
Watts Water Technologies, Inc., Class A	1,174	75,606

		582,677
Media — 1.0%
A H Belo Corp., Class A	514	3,213
Carmike Cinemas, Inc. (a)	308	9,884
Entercom Communications Corp., Class A	1,941	26,611
Lee Enterprises, Inc. (a)	2,097	5,851
Media General, Inc. (a)	1,393	24,614
Meredith Corp.	482	25,565

BLACKROCK FUNDS	AUGUST 31, 2016	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Media (continued)
MSG Networks, Inc., Class A (a)	319	$5,576
Radio One, Inc., Class D (a)	2,563	8,868
Sinclair Broadcast Group, Inc., Class A	3,736	106,401
Townsquare Media, Inc., Class A (a)	467	4,553

		221,136
Metals & Mining — 1.0%
Cliffs Natural Resources, Inc. (a)	552	3,146
Coeur Mining, Inc. (a)	2,879	36,678
Hecla Mining Co.	10,004	55,822
Real Industry, Inc. (a)	967	6,643
Ryerson Holding Corp. (a)	1,589	19,211
Worthington Industries, Inc.	2,667	114,414

		235,914
Multiline Retail — 0.6%
Big Lots, Inc.	2,681	132,227
Multi-Utilities — 0.8%
Avista Corp.	4,318	175,397
Oil, Gas & Consumable Fuels — 2.8%
Abraxas Petroleum Corp. (a)	4,117	5,764
Approach Resources, Inc. (a)	2,162	7,178
Bill Barrett Corp. (a)	2,746	18,233
Callon Petroleum Co. (a)	2,572	37,423
Carrizo Oil & Gas, Inc. (a)	600	22,974
Contango Oil & Gas Co. (a)	1,020	9,853
CVR Energy, Inc.	505	7,368
DHT Holdings, Inc.	5,576	24,033
Earthstone Energy, Inc. (a)	363	3,536
Eclipse Resources Corp. (a)	7,042	24,013
Enviva Partners LP	348	8,864
EP Energy Corp., Class A (a)	4,944	20,369
Evolution Petroleum Corp.	31	176
Jones Energy, Inc., Class A (a)	4,909	13,598
Matador Resources Co. (a)	3,381	77,594
Northern Oil and Gas, Inc. (a)	5,892	19,090
Oasis Petroleum, Inc. (a)	5,796	54,946
Overseas Shipholding Group, Inc., Class A	7,193	77,972
Pacific Ethanol, Inc. (a)	1,540	9,948
Rex Energy Corp. (a)	3,726	2,161
SemGroup Corp., Class A	1,848	57,473
Stone Energy Corp. (a)	454	4,976
Western Refining, Inc.	4,645	116,868
Westmoreland Coal Co. (a)	197	1,511

		625,921
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	2,220	58,253
Domtar Corp.	94	3,508

		61,761
Personal Products — 0.5%
Avon Products, Inc.	9,148	52,144
Medifast, Inc.	1,438	52,875
Natural Health Trends Corp. (b)	88	2,828

		107,847
Pharmaceuticals — 1.9%
Corcept Therapeutics, Inc. (a)	420	2,239
Heska Corp. (a)	458	24,993
Horizon Pharma PLC (a)	215	4,042
Impax Laboratories, Inc. (a)	656	15,869
Innoviva, Inc.	2,617	29,022
Intersect ENT, Inc. (a)	269	4,239
Juniper Pharmaceuticals, Inc. (a)	4,749	26,167
Pacira Pharmaceuticals, Inc. (a)	121	4,795

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Prestige Brands Holdings, Inc. (a)	6,047	$291,042
Sucampo Pharmaceuticals, Inc., Class A (a)	2,482	27,203

		429,611
Professional Services — 0.9%
Insperity, Inc.	2,561	167,874
Kforce, Inc.	759	14,687
RPX Corp. (a)	2,508	26,259

		208,820
Real Estate Investment Trusts (REITs) — 8.5%
American Assets Trust, Inc.	239	10,588
Arbor Realty Trust, Inc.	11,628	90,582
Ares Commercial Real Estate Corp.	640	8,045
Armada Hoffler Properties, Inc.	1,997	27,519
Chatham Lodging Trust	2,952	61,195
Cherry Hill Mortgage Investment Corp.	1,917	31,669
Chesapeake Lodging Trust	11,471	292,281
Colony Capital, Inc., Class A	1,563	28,869
CoreSite Realty Corp.	734	57,267
DCT Industrial Trust, Inc.	3,196	155,677
Easterly Government Properties, Inc.	562	10,953
FelCor Lodging Trust, Inc.	11,651	82,839
First Industrial Realty Trust, Inc.	2,148	61,798
InfraREIT, Inc. (a)	1,198	22,642
Life Storage, Inc.	333	29,970
National Storage Affiliate Trust	4,168	84,652
Pebblebrook Hotel Trust	2,466	74,079
PS Business Parks, Inc.	3,802	421,186
Retail Opportunity Investments Corp.	6,625	147,804
RLJ Lodging Trust	3,102	72,401
Summit Hotel Properties, Inc.	9,705	138,781
Sunstone Hotel Investors, Inc.	811	11,265

		1,922,062
Real Estate Management & Development — 0.8%
AV Homes, Inc. (a)	3,034	46,026
FRP Holdings, Inc. (a)	535	18,008
Marcus & Millichap, Inc. (a)	4,303	112,093

		176,127
Road & Rail — 0.3%
ArcBest Corp.	2,804	51,341
YRC Worldwide, Inc. (a)	1,481	17,165

		68,506
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. (a)	19,218	142,213
Alpha & Omega Semiconductor Ltd. (a)	3,151	66,392
Amkor Technology, Inc. (a)	15,623	142,169
Entegris, Inc. (a)	3,176	54,119
Fairchild Semiconductor International, Inc. (a)	1,470	29,253
Intersil Corp., Class A	1,376	27,162
MaxLinear, Inc., Class A (a)	177	3,393
Microsemi Corp. (a)	88	3,516
Power Integrations, Inc.	797	46,545
Rudolph Technologies, Inc. (a)	3	53
Semtech Corp. (a)	5,152	137,043
SunEdison Semiconductor Ltd. (a)	531	6,101
Tessera Technologies, Inc.	3,797	127,351
Ultra Clean Holdings, Inc. (a)	5,764	41,904

		827,214
Software — 3.7%
A10 Networks, Inc. (a)	12,436	122,495
American Software, Inc., Class A	488	5,080
Aspen Technology, Inc. (a)	3,560	161,838

4	BLACKROCK FUNDS	AUGUST 31, 2016

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Common Stocks	Shares	Value
Software (continued)
AVG Technologies NV (a)	194	$4,823
Barracuda Networks, Inc. (a)	633	14,686
Ellie Mae, Inc. (a)	350	34,255
Fleetmatics Group PLC (a)	114	6,825
Gigamon, Inc. (a)	2,232	98,654
Manhattan Associates, Inc. (a)	2,431	147,124
MicroStrategy, Inc., Class A (a)	49	8,173
Monotype Imaging Holdings, Inc.	1,860	39,246
Proofpoint, Inc. (a)	188	14,467
Rubicon Project, Inc. (a)	1,489	12,657
Silver Spring Networks, Inc. (a)	1,533	20,925
Take-Two Interactive Software, Inc. (a)	1,344	58,424
Zix Corp. (a)	20,703	78,878

		828,550
Specialty Retail — 2.3%
Aaron’s, Inc. (a)	3,698	90,083
American Eagle Outfitters, Inc.	2,832	52,505
Asbury Automotive Group, Inc. (a)	708	38,034
Children’s Place, Inc.	169	13,757
Express, Inc. (a)	3,238	38,306
Group 1 Automotive, Inc.	893	52,991
Haverty Furniture Cos., Inc.	362	7,240
New York & Co., Inc. (a)	5,604	12,609
Office Depot, Inc.	10,297	37,893
Outerwall, Inc.	218	11,327
Sonic Automotive, Inc., Class A	4,321	73,630
Tile Shop Holdings, Inc. (a)	223	3,468
Tilly’s, Inc., Class A (a)	859	7,508
TravelCenters of America LLC (a)	2,173	14,776
West Marine, Inc. (a)	8,337	76,950

		531,077
Textiles, Apparel & Luxury Goods — 0.4%
Culp, Inc.	1,275	40,430
Perry Ellis International, Inc. (a)	2,608	48,613
Skechers U.S.A., Inc., Class A (a)	243	5,907

		94,950
Thrifts & Mortgage Finance — 2.9%
Essent Group Ltd. (a)	2,321	61,692
EverBank Financial Corp.	35	672
First Defiance Financial Corp.	4,560	207,434
Flagstar Bancorp, Inc. (a)	6,053	169,968
HomeStreet, Inc. (a)	805	20,978
MGIC Investment Corp. (a)	6,231	50,409
Nationstar Mortgage Holdings, Inc. (a)	3,879	61,598
NMI Holdings, Inc., Class A (a)	1,698	13,482
Ocwen Financial Corp. (a)	7,020	24,991
Radian Group, Inc.	3,471	47,587

		658,811
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc. (a)	2,416	111,088
BMC Stock Holdings, Inc. (a)	195	3,888
GMS, Inc. (a)	5,697	139,406
Neff Corp., Class A (a)	1,247	11,709
SiteOne Landscape Supply, Inc. (a)	861	32,925

		299,016
Water Utilities — 0.1%
Global Water Resources, Inc.	3,505	27,970

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	216	$686
Total Long-Term Investments (Cost — $20,227,711) — 98.3%		22,208,877

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (c)(d)	282,403	282,403

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.65% (c)(d)(e)	$ 129	128,620
Total Short-Term Securities (Cost — $411,023) — 1.8%		411,023
Total Investments (Cost — $20,638,734*) — 100.1%		22,619,900
Liabilities in Excess of Other Assets — (0.1)%		(16,639)

Net Assets — 100.0%		$22,603,261

BLACKROCK FUNDS	AUGUST 31, 2016	5

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

Notes to Schedule of Investments

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,753,041

Gross unrealized appreciation	$2,311,667
Gross unrealized depreciation	(444,808)

Net unrealized appreciation	$1,866,859

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	During the period ended August 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2016	Net Activity	Shares/ Beneficial Interest Held at August 31, 2016	Value at August 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	164,601	(164,601)	—	—	$ 546
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	282,403	282,403	$282,403	41
BlackRock Liquidity Series, LLC, Money Market Series	$153,939	$(25,319)	$128,620	128,620	4,480	[1]
Total				$411,023	$5,067

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	Russell 2000 Mini Index	September 2016	$371,640	$962

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK FUNDS	AUGUST 31, 2016

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$22,207,264	—	$1,613	$22,208,877
Short-Term Securities	282,403	$128,620	—	411,023

Total	$22,489,667	$128,620	$1,613	$22,619,900

Derivative Financial Instruments[2]
Assets:
Equity contracts	$962	—	—	$962

[1]    See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Biotechnology and Wireless Telecommunications Services.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,944	—	—	$22,944
Cash pledged for futures contracts	12,000	—	—	12,000
Liabilities:
Collateral on securities loaned at value	—	$(128,620)	—	(128,620)

Total	$34,944	$(128,620)	—	$(93,676)

During the period ended August 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS	AUGUST 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 21, 2016